Memorandum items - Additional Information (Details) $ in Millions, $ in Millions	1 Months Ended								2 Months Ended	6 Months Ended	12 Months Ended							36 Months Ended	69 Months Ended
	Jun. 30, 2023	Nov. 30, 2022 entity	Dec. 31, 2021 item action	Dec. 31, 2020 GBP (£)	Oct. 31, 2020 GBP (£)	May 31, 2019 item	Jul. 31, 2017	Jan. 31, 2017 item	Oct. 31, 2018	Dec. 31, 2019	Dec. 31, 2023 GBP (£) item action	Dec. 31, 2023 USD ($) item action	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2015 company	Dec. 31, 2009	Dec. 31, 2011 USD ($)	Oct. 15, 2013 AUD ($)
Litigation, investigations and reviews
Fee income from trustee or other fiduciary activities which is not included in entity's financial statements | £											£ 264,000,000		£ 266,000,000	£ 280,000,000
provisions utilised | £											£ 432,000,000
Royal Bank of Scotland International Limited | Isle of Man
Litigation, investigations and reviews
Number of non-personal customers | item											2,239	2,239
Amount of fine payable | £											£ 1,000,000.0
Maximum | Royal Bank of Scotland International Limited | Isle of Man
Litigation, investigations and reviews
Percentage of total customer population											3.00%	3.00%
Litigation and other regulatory
Litigation, investigations and reviews
provisions utilised | £											£ 63,000,000
London Interbank Offered Rate (LIBOR) litigation
Litigation, investigations and reviews
Number of non-class action | action											24
US investigations relating to fixed-income securities
Litigation, investigations and reviews
Period during which entity is suspected of fraudulent trading															3 months
Number of wire fraud | item			1
Number of securities frauds | item			1
FDIC | London Interbank Offered Rate (LIBOR) litigation
Litigation, investigations and reviews
Number of failed US banks							39
Number of banks for which claims have been dropped | item											20
Number of remaining claimant banks | item											19
Other IBOR cases
Litigation, investigations and reviews
Number of class action lawsuits | item								2
Number of class actions dismissed but appealed | £											2
Federal Court of Australia FX antitrust litigation
Litigation, investigations and reviews
Number of other parties subject to lawsuit or legal investigation | item						4
Federal Court of Australia FX antitrust litigation | Minimum
Litigation, investigations and reviews
Transaction value of investigated trades | $																			$ 0.5
UK Competition Appeal Tribunal, FX litigation
Litigation, investigations and reviews
Number of applications for opt-out collective proceedings										2
Tel Aviv District Court FX antitrust litigations
Litigation, investigations and reviews
Number of motions to certify FX-related class actions									2
Swaps antitrust litigation
Litigation, investigations and reviews
Number of swap execution facilities | item											3	3
Spoofing litigation
Litigation, investigations and reviews
Number of class action lawsuits | action			3
Madoff
Litigation, investigations and reviews
Number of class action lawsuits | action											2	2
Damages claimed | $												$ 298
EUA trading litigation
Litigation, investigations and reviews
Number of claimants | company																10
Period during which entity is suspected of fraudulent trading																	7 days
Damages quantified | £					£ 45,000,000
1MDB litigation | Coutts & Co Ltd
Litigation, investigations and reviews
Number of other parties subject to lawsuit or legal investigation | entity		6
Contested amount received and paid out | $																		$ 1,000
Review and investigation of treatment of tracker mortgage customers in Ulster Bank Ireland DAC
Litigation, investigations and reviews
Number of FSPO adjudications challenged in court	3
Offshoring VAT assessments
Litigation, investigations and reviews
Claimed unpaid VAT after tax assessment | £															£ 143,000,000
Number of branches subject to tax assessment															2
Payments for tax assessments | £				£ 143,000,000